ACQUISITIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Assets Acquired
Note Payable And Other Obligations	$ 12,115,000	$ 12,380,000
Contingent payment		94,000
Fair Value Of Subordinate Voting Shares	43,968,000	44,085,000
Total Consideration	60,720,000	61,196,000
Cash	4,019,000	4,019,000
Transaction costs	618,000	618,000
Accounts Receivable - Net	1,312,000	1,312,000
Land	8,261,000	8,261,000
Buildings	6,268,000	6,268,000
Equipment	1,221,000	1,221,000
Inventories	3,300,000	3,306,000
Other Tangible Assets	739,000	739,000
Intangible Assets - Brands And Tradenames	37,299,000	37,707,000
Intangible Assets - Technology And Know-how	3,050,000	3,258,000
Payables And Other Liabilities	(730,000)	(730,000)
Total Identifiable Net Assets	60,720,000	61,342,000
Kaizen Inc,
Assets Acquired
Note Payable And Other Obligations		200,000
Contingent payment		50,000
Fair Value Of Subordinate Voting Shares		62,000
Total Consideration		312,000
Intangible Assets - Brands And Tradenames		250,000
Intangible Assets - Technology And Know-how		208,000
Total Identifiable Net Assets		458,000
The Hacienda Company, LLC
Assets Acquired
Note Payable And Other Obligations	3,115,000	3,115,000
Fair Value Of Subordinate Voting Shares	34,358,000	34,358,000
Total Consideration	41,920,000	41,920,000
Cash	4,019,000	4,019,000
Transaction costs	428,000	428,000
Accounts Receivable - Net	1,312,000	1,312,000
Land	0
Buildings	0
Equipment	0
Inventories	3,300,000	3,300,000
Other Tangible Assets	739,000	739,000
Intangible Assets - Brands And Tradenames	37,299,000	37,299,000
Intangible Assets - Technology And Know-how	0
Payables And Other Liabilities	(730,000)	(730,000)
Total Identifiable Net Assets	41,920,000	41,920,000
LowellFarmService [Member]
Assets Acquired
Note Payable And Other Obligations	9,000,000	9,000,000
Fair Value Of Subordinate Voting Shares	9,610,000	9,610,000
Total Consideration	18,800,000	18,800,000
Cash	0
Transaction costs	190,000	190,000
Accounts Receivable - Net	0
Land	8,261,000	8,261,000
Buildings	6,268,000	6,268,000
Equipment	1,221,000	1,221,000
Inventories	0
Other Tangible Assets	0
Intangible Assets - Brands And Tradenames	0
Intangible Assets - Technology And Know-how	3,050,000	3,050,000
Payables And Other Liabilities	0
Total Identifiable Net Assets	$ 18,800,000	18,800,000
The Humble Flower Co.
Assets Acquired
Note Payable And Other Obligations		65,000
Contingent payment		44,000
Fair Value Of Subordinate Voting Shares		55,000
Total Consideration		164,000
Inventories		6,000
Intangible Assets - Brands And Tradenames		158,000
Total Identifiable Net Assets		$ 164,000